Revenue Recognition - Changes in Company's Contract Liabilities (Details) ¥ in Thousands	6 Months Ended
Jun. 30, 2025 JPY (¥)
Revenue Recognition
Beginning Balance	¥ 90,398
Revenues recognized which were included in the contract liabilities balance	(49,702)
Remaining amounts which were newly recognized as contract liabilities	2,600
Revenues recognized in the period for change in transaction price estimates	0
Ending Balance	¥ 43,296